Net Loss Per Share - Schedule of Net Loss Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Numerator:
Net loss attributable to common shareholders, basic		$ (20,604)	$ (12,205)
Net loss attributable to common shareholders, diluted		$ (20,604)	$ (12,205)
Denominator:
Weighted average common shares outstanding, basic (in shares)	[1]	72,458,652	55,649,457
Weighted average common shares outstanding, diluted (in shares)	[1]	72,458,652	55,649,457
Net loss per share attributable to common shareholders, basic (in dollars per share)	[1]	$ (0.28)	$ (0.22)
Net loss per share attributable to common shareholders, diluted (in dollars per share)	[1]	$ (0.28)	$ (0.22)

[1]	Net loss per share and weighted average shares outstanding have been retroactively recast after giving effect to the Reverse Recapitalization.